INVESTMENT PROPERTIES - Schedule of Investment Properties Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 124,152	$ 115,100	$ 100,865
Core
Disclosure of fair value measurement of assets [line items]
Investment properties	18,970	19,267
Transitional and Development [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	23,016	25,434
LP Investments and Other [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	77,627	69,501
Other investment properties
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 4,539	$ 898